Investments - Schedule of Fair Value of Investment (Details) (FaceBank Group, Inc Pre-Merger) - Nexway AG [Member] $ / shares in Units, $ in Thousands	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 € / shares	Mar. 31, 2020 USD ($) $ / shares shares
Price per share	$ 12.24
Exchange rate	1.123
Nexway shares held by the Company | shares	12.24
Fair value - investment in Nexway | $	$ 4,988		$ 2,374
EUR [Member]
Price per share | € / shares		€ 10.90
FaceBank Group, Inc Pre-Merger [Member]
Price per share			$ 5.28
Exchange rate			1.1032
Nexway shares held by the Company | shares			407,550
Fair value - investment in Nexway | $			$ 2,374
FaceBank Group, Inc Pre-Merger [Member] | EUR [Member]
Price per share			$ 5.28